As filed with the Securities and Exchange Commission on August 31, 2005

------------------------------------------------------------------------------
==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS





                             [GRAPHIC OMITTED]



                            THE BERKSHIRE FUNDS

                          2005 Semi-Annual Report

This report is provided for the general information of Berkshire Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective Prospectus, which contains more complete information about the Funds. Please read it carefully before you invest.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than the figures shown. Call 1-877-526-0707 or visit berkshirefunds.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends and capital gain distributions.

The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely-held stocks primarily listed on the New York Stock Exchange. The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is a market-weighted index of common stock prices for 500 large U.S. companies. The Nasdaq Composite Index is a capitalization-weighted index of over 5,000 common stocks listed on the Nasdaq Stock Market. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance.

Portfolio composition is subject to change at any time and references to specific securities, industries and sectors are not recommendations to purchase or sell any particular security.

                                      *
                       -------------------------------
                     FUND OVERVIEW - BERKSHIRE FOCUS FUND
                           June 30, 2005 (unaudited)


The Fund normally concentrates its investments in a core group of 20-30 common stocks selected for their long-term growth potential.


PERFORMANCE COMPARISON (Average annual total returns as of 6/30/05)
-------------------------------------------------------------------

                                 YTD(1)    1 Year    3 Year    5 Year    Since Inception(2)

BERKSHIRE FOCUS FUND             -9.10%    -4.62%     3.26%   -35.05%    -5.23%
--------------------------------------------------------------------------------------
Dow Jones Industrial Average     -3.65%     0.65%     5.90%     1.71%     5.70%
S&P 500(R) Index                 -0.81%     6.32%     8.25%    -2.37%     5.37%
Nasdaq Composite Index           -5.12%     1.10%    12.58%   -11.91%     4.95%
--------------------------------------------------------------------------------------


NET ASSETS
---------------------------------------
6/30/05                   $18.4 Million


NET ASSET VALUE
---------------------------------------
Net Asset Value Per Share         $5.99


TOP TEN HOLDINGS(3)
-------------------------------------------------
Google, Inc. (Class A)                     18.62%
Yahoo! Inc.                                14.69%
eBay, Inc.                                 10.98%
Juniper Networks, Inc.                      5.01%
Apple Computer, Inc.                        4.86%
Cognizant Technology Corp. (Class A)        4.85%
Marvell Technology Group Ltd.               4.09%
Broadcom Corp. (Class A)                    3.99%
VeriSign, Inc.                              3.84%
EMC Corp.                                   3.64%


GROWTH OF $10,000(4)
---------------------------------------------
BERKSHIRE FOCUS FUND vs. THE S&P 500(R) INDEX

[GRAPHIC OMITTED]

              S&P 500(R)    BERKSHIRE FOCUS
                INDEX             FUND
MONTH         $ AMOUNT         $ AMOUNT
------        ---------      -------------
JUN-97        $ 10,000         $ 10,000
JUL-97          10,795           10,000
AUG-97          10,191            9,950
SEP-97          10,748           10,050
OCT-97          10,390            9,500
NOV-97          10,870            9,510
DEC-97          11,057            8,738
JAN-98          11,179            9,699
FEB-98          11,985           10,174
MAR-98          12,598           10,174
APR-98          12,725           10,346
MAY-98          12,506           10,043
JUN-98          13,014           11,539
JUL-98          12,876           11,560
AUG-98          11,017            9,314
SEP-98          11,722           11,287
OCT-98          12,675           11,620
NOV-98          13,443           14,078
DEC-98          14,217           17,822
JAN-99          14,811           20,835
FEB-99          14,351           19,177
MAR-99          14,925           22,776
APR-99          15,504           23,741
MAY-99          15,138           20,976
JUN-99          15,977           23,036
JUL-99          15,479           21,735
AUG-99          15,402           24,001
SEP-99          14,980           24,749
OCT-99          15,928           26,884
NOV-99          16,252           31,405
DEC-99          17,208           43,289
JAN-00          16,344           44,376
FEB-00          16,035           62,228
MAR-00          17,603           60,273
APR-00          17,073           53,253
MAY-00          16,723           45,712
JUN-00          17,135           56,317
JUL-00          16,867           57,013
AUG-00          17,914           71,627
SEP-00          16,969           67,248
OCT-00          16,897           56,719
NOV-00          15,566           36,118
DEC-00          15,642           36,346
JAN-01          16,197           36,813
FEB-01          14,721           19,841
MAR-01          13,789           13,973
APR-01          14,859           19,624
MAY-01          14,959           17,418
JUN-01          14,595           16,440
JUL-01          14,452           13,398
AUG-01          13,548           10,257
SEP-01          12,454            6,498
OCT-01          12,691            8,845
NOV-01          13,665           10,518
DEC-01          13,785           10,116
JAN-02          13,583           10,464
FEB-02          13,321            8,171
MAR-02          13,822            9,649
APR-02          12,984            8,258
MAY-02          12,888            7,389
JUN-02          11,971            5,911
JUL-02          11,039            5,140
AUG-02          11,111            4,564
SEP-02           9,905            3,455
OCT-02          10,776            4,194
NOV-02          11,409            5,400
DEC-02          10,738            4,140
JAN-03          10,457            4,183
FEB-03          10,300            4,281
MAR-03          10,400            4,183
APR-03          11,257            4,857
MAY-03          11,850            5,791
JUN-03          12,002            5,552
JUL-03          12,212            5,672
AUG-03          12,450            6,509
SEP-03          12,318            5,878
OCT-03          13,015            6,943
NOV-03          13,129            7,280
DEC-03          13,818            6,911
JAN-04          14,071            7,552
FEB-04          14,267            7,291
MAR-04          14,052            6,791
APR-04          13,831            5,726
MAY-04          14,021            6,346
JUN-04          14,294            6,824
JUL-04          13,820            5,607
AUG-04          13,876            5,303
SEP-04          14,026            5,770
OCT-04          14,240            6,335
NOV-04          14,816            7,128
DEC-04          15,321            7,161
JAN-05          14,947            6,748
FEB-05          15,262            6,661
MAR-05          14,991            6,302
APR-05          14,707            5,987
MAY-05          15,175            6,911
JUN-05          15,197            6,509


SECTOR ALLOCATION(5)
------------------------------------------
Internet Software & Services        49.34%
Software                            14.35%
Semiconductors                      12.53%
Networking & Telecom Equipment       5.01%
Computer Hardware                    4.86%
Computer Programming Services        4.85%
Storage Devices                      3.64%
Exchange Traded Funds                3.11%
Broadcast Services & Programming     2.29%


(1) Not annualized for periods of less than one full year.

(2) The Fund's inception date was July 1, 1997.

(3) Stated as a percentage of total net assets as of 6/30/05. The holdings information provided should not be construed as a recommendation to purchase or sell a particular security and may not be representative of the Fund's current or future investments.

(4) This chart assumes an initial investment of $10,000 made on July 1, 1997 (inception). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends but do not reflect the impact of taxes.

(5) Stated as a percentage of total net assets as of 6/30/05. The holdings by sector are presented to illustrate examples of the sectors in which the Fund has bought securities and may not be representative of the Fund's current or future investments.

    This Fund concentrates its investments in the technology industry. As a result, the Fund is subject to greater risk than more diversified funds because of its concentration of investments in fewer companies and certain segments of a single industry.

                                      *
------------------------------------------------------------------------------

                           BERKSHIRE FOCUS FUND
                   Performance and Portfolio Discussion
                                 6/30/2005

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
                          LETTER TO THE SHAREHOLDERS

[PHOTO]

Dear Fellow Shareholders,

For the six month period ended June 30, 2005, the Berkshire Focus Fund posted a total return of -9.10%. For comparative purposes, the Dow Jones Industrial Average fell 3.65%, the S&P 500(R) Index lost 0.81% and the Nasdaq Composite Index declined 5.12% over the same period. Please see the Fund Overview section and the accompanying financial statements for the Fund's longer-term performance. All return data includes reinvested dividends but do not reflect the impact of taxes.

Just as they did last year, the equity markets went into a slump in the first quarter of this year, unable to hold the gains from a powerful rally in stocks that began back in August of 2004. A number of factors contributed to the downward pressure of stocks during the period. Oil prices spiked to a record $57-a-barrel, fears of growing inflation and the steady pace of rising inter-est rates spurred by a hawkish Federal Reserve - all created uncertainty for investors. Against this challenging backdrop however, healthy consumer spend-ing continued to power the economy. This improvement was reflected in the GDP, which grew at an annualized rate of 3.8% in the first quarter. Also underpin-ning the positive trend in the economy was a steady creation of new jobs, att-ractive mortgage interest rates and increasing home prices. In the second quarter, the equity markets once again struggled to maintain their footing as chronic concerns about record oil prices kept investors on edge. In addition, the economy experienced an apparent "soft patch" during the period, causing investors to worry that it was starting to lose momentum. Despite this pause in growth however, the Federal Reserve signaled its continued confidence in the economy by boosting interest rates 50 basis points to 3.25%. By the end of the quarter, stocks shook off worries about soaring oil prices and the Fed's ongoing campaign to raise interest rates, eking out a small gain.

Turning to the portfolio, the most important theme for the Fund in 2005 continued to be our investments in companies levered to the tremendous growth of the Internet. Using this criteria as our guide, Internet Software & Ser-vices was by far the Fund's most heavily-weighted sector. Within this segment our outsized investment in Google (GOOG) has been the Fund's single best-performing security so far this year. Detracting from our performance were Yahoo! (YHOO), eBay (EBAY) and VeriSign (VRSN). The Software sector led by F5 Networks (FFIV) and Websense (WBSN) also weighed on returns. Meanwhile, the Semiconductor sector turned in a relatively strong performance with our investments in Broadcom (BRCM) and Marvell Technology (MRVL). Also giving a boost to the portfolio were Apple Computer (AAPL) in the Computer Hardware sector and Cognizant Technology (CTSH) in the Computer Programming Services sector. Finally, some new additions to the portfolio during the first half of the year included Adobe Systems (ADBE), Autodesk (ADSK), Getty Images (GYI), Intel (INTC), Salesforce.com (CRM) and SanDisk (SNDK).

As always, we thank you for your confidence and continued investment in the Berkshire Funds.

/s/ Malcolm R. Fobes III

Malcolm R. Fobes III
Chairman & Chief Executive Officer

                                      *
------------------------------------------------------------------------------

                            FINANCIAL STATEMENTS
                                 (unaudited)
                                  6/30/2005

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
               PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
                           June 30, 2005 (unaudited)


Shares                                                         Value

            COMMON STOCKS - 96.87%                       $ 17,790,195
            =========================================================
            (Cost $17,775,407)

            BROADCAST SERVICES & PROGRAMMING - 2.29%          420,068
            ---------------------------------------------------------
 33,295     Sirius Satellite Radio, Inc.*                     215,752
  6,070     XM Satellite Radio Holdings, Inc. (Class A)*      204,316

            COMPUTER HARDWARE - 4.86%                         892,458
            ---------------------------------------------------------
 24,245     Apple Computer, Inc.*                             892,458

            COMPUTER PROGRAMMING SERVICES - 4.85%             890,286
            ---------------------------------------------------------
 18,890     Cognizant Technology Solutions Corp. (Class A)*   890,286

            INTERNET SOFTWARE & SERVICES - 49.34%           9,062,219
            ---------------------------------------------------------
 61,090     eBay, Inc.*                                     2,016,581
    280     Getty Images, Inc.*                                20,793
 11,625     Google, Inc. (Class A)*                         3,419,494
  9,850     Salesforce.com, Inc.*                             201,728
 24,510     VeriSign, Inc.*                                   704,908
 77,885     Yahoo! Inc.*                                    2,698,715

            NETWORKING & TELECOM EQUIPMENT - 5.01%            920,077
            ---------------------------------------------------------
 36,540     Juniper Networks, Inc.*                           920,077

            SEMICONDUCTORS - 12.53%                         2,301,238
            ---------------------------------------------------------
 20,630     Broadcom Corp. (Class A)*                         732,984
 23,800     Intel Corp.                                       619,276
 19,790     Marvell Technology Group Ltd.*                    751,426
 8,325      SanDisk Corp.*                                    197,552

            SOFTWARE - 14.35%                               2,636,104
            ---------------------------------------------------------
 18,060     Adobe Systems, Inc.                               516,696
 16,270     Autodesk, Inc.                                    558,712
 13,630     F5 Networks, Inc.*                                644,290
 13,995     Macromedia, Inc.*                                 534,889
  7,940     Websense, Inc.*                                   381,517

            STORAGE DEVICES - 3.64%                           667,745
            ---------------------------------------------------------
 48,705     EMC Corp.*                                        667,745

            EXCHANGE TRADED FUNDS - 3.11%                     571,813
            =========================================================
            (Cost $604,671)
  6,800     Internet HOLDRs Trust*                            368,356
    770     Nasdaq 100 Index Tracking Stock                    28,321
  5,200     Semiconductor HOLDRs Trust                        175,136


            TOTAL INVESTMENT SECURITIES - 99.98%           18,362,008
            =========================================================
            (Cost $18,380,078)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.02%       4,249
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 18,366,257
            =========================================================
            Equivalent to $5.99 per share


           *Non-income producing

           (See accompanying notes to financial statements)

                                      *
                       -------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2005 (unaudited)


                                                            BERKSHIRE
                                                           FOCUS FUND
ASSETS
---------------------------------------------------------------------
Investment securities:
    At acquisition cost                                 $  18,380,078
                                                        =============
    At market value                                     $  18,362,008
Receivable for securities sold                                 92,562
Interest receivable                                               121
                                                        -------------
    TOTAL ASSETS                                           18,454,691
                                                        -------------


LIABILITIES
---------------------------------------------------------------------
Payable for capital shares redeemed                            39,772
Payable to affiliate (Note 4)                                  32,090
Payable to custodian                                           15,767
Accrued expenses                                                  805
                                                        -------------
    TOTAL LIABILITIES                                          88,434
                                                        -------------


NET ASSETS                                              $  18,366,257
=====================================================================


Net assets consist of:
Paid-in-capital                                         $ 439,961,713
Accumulated net investment loss                              (216,005)
Accumulated net realized losses
    from security transactions                           (421,361,381)
Net unrealized depreciation on investments                    (18,070)
                                                        -------------
NET ASSETS                                              $  18,366,257
                                                        =============


Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)              3,068,186
                                                        =============


Net asset value, offering price and redemption
    price per share                                     $        5.99
                                                        =============

(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                            STATEMENT OF OPERATIONS
              For the Six Months Ended June 30, 2005 (unaudited)


                                                            BERKSHIRE
                                                           FOCUS FUND
INVESTMENT INCOME
---------------------------------------------------------------------
    Dividends                                           $         539
    Interest                                                      578
                                                        -------------
         TOTAL INVESTMENT INCOME                                1,117
                                                        -------------

EXPENSES
---------------------------------------------------------------------
    Investment advisory fees                                  160,763
    Administrative fees                                        53,588
    Interest expense                                            2,771
                                                        -------------
         TOTAL EXPENSES                                       217,122
                                                        -------------

NET INVESTMENT LOSS                                          (216,005)
---------------------------------------------------------------------


REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
---------------------------------------------------------------------
Net realized gains from security transactions               2,371,871
Net change in unrealized depreciation on investments       (4,748,585)
                                                         ------------

NET REALIZED AND UNREALIZED
LOSSES ON INVESTMENTS                                      (2,376,714)
                                                         ------------

NET DECREASE IN NET ASSETS
FROM OPERATIONS                                         $  (2,592,719)
                                                        =============

(see accompanying notes to financial statements)

                                      *
                       -------------------------------
          STATEMENTS OF CHANGES IN NET ASSETS - BERKSHIRE FOCUS FUND
    For the Periods Ended June 30, 2005 (unaudited) and December 31, 2004

                                                                Six Months                Year
                                                                     Ended               Ended
                                                                   6/30/05            12/31/04
FROM OPERATIONS:
----------------------------------------------------------------------------------------------
    Net investment loss                                      $    (216,005)      $    (590,075)
    Net realized gains from security transactions                2,371,871             415,197
    Net change in unrealized appreciation
         (depreciation) on investments                          (4,748,585)            404,856
                                                              --------------------------------
Net increase (decrease) in net assets from operations           (2,592,719)            229,978
                                                              --------------------------------


FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------
    Proceeds from shares sold                                      759,484          10,026,083
    Payments for shares redeemed                                (9,342,926)        (17,370,457)
                                                              --------------------------------
Net decrease in net assets from capital share transactions      (8,583,442)         (7,344,374)
                                                              --------------------------------


TOTAL DECREASE IN NET ASSETS                                   (11,176,161)         (7,114,396)
----------------------------------------------------------------------------------------------


NET ASSETS:
----------------------------------------------------------------------------------------------
    Beginning of period                                         29,542,418          36,656,814
                                                              --------------------------------
    End of period                                            $  18,366,257       $  29,542,418
                                                              ================================
    Including accumulated undistributed
        net investment income (loss):                        $    (216,005)      $           0
                                                              ================================


CAPITAL SHARE ACTIVITY:
----------------------------------------------------------------------------------------------
    Shares sold                                                    131,621           1,559,871
    Shares redeemed                                             (1,549,608)         (2,840,556)
                                                              --------------------------------
    Net decrease in shares outstanding                          (1,417,987)         (1,280,685)
    Shares outstanding, beginning of period                      4,486,173           5,766,858
                                                              --------------------------------
    Shares outstanding, end of period                            3,068,186           4,486,173
                                                              ================================

(see accompanying notes to financial statements)

                                      *
                       -------------------------------

                  FINANCIAL HIGHLIGHTS - BERKSHIRE FOCUS FUND
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
                                       Six Months           Year           Year           Year           Year           Year
                                            Ended          Ended          Ended          Ended          Ended          Ended
                                          6/30/05       12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                       (unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                        $ 6.59         $ 6.36         $ 3.81         $ 9.31        $ 33.45        $ 39.84
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Net investment loss                     (0.07)(A)      (0.13)(A)      (0.10)(A)      (0.14)(A)      (0.31)(A)      (0.40)(A)
    Net realized and unrealized gains
         (losses) on investments            (0.53)          0.36           2.65          (5.36)        (23.83)         (5.99)
                                            -------------------------------------------------------------------------------------
Total from investment operations            (0.60)          0.23           2.55          (5.50)        (24.14)         (6.39)
                                            -------------------------------------------------------------------------------------


NET ASSET VALUE,
END OF PERIOD                              $ 5.99         $ 6.59         $ 6.36         $ 3.81         $ 9.31        $ 33.45
=================================================================================================================================


TOTAL RETURN(B)                             (9.10%)(J)      3.62%         66.93%        (59.08%)       (72.17%)       (16.04%)
=================================================================================================================================


SUPPLEMENTAL DATA AND RATIOS:
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (thousands)      $ 18,366     $ 29,542       $ 36,657       $ 22,489       $ 71,347      $ 279,607

Ratio of expenses to average net assets      2.00%(H)       2.00%(G)       2.00%(F)       1.99%(E)       1.97%(D)       1.95%(C)

Ratio of net investment loss
    to average net assets                   (2.02%)        (1.98%)        (1.93%)        (1.97%)        (1.89%)        (1.75%)

Portfolio turnover rate(I)                 124.0%(J)      316.5%         251.1%         165.8%         222.7%         166.4%


(A) Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

(B) Total return represents the rate that the investor would have earned or (lost) on an investment in the Fund assuming reinvestment of dividends.

(C) For the year ended December 31, 2000 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 1.96%.

(D) For the year ended December 31, 2001 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 1.98%.

(E) For the year ended December 31, 2002 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(F) For the year ended December 31, 2003 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(G) For the year ended December 31, 2004 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(H) For the six months ended June 30, 2005 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(I) Portfolio turnover is greater than most funds due to the investment style of the Fund.

(J) Not annualized for periods of less than one full year.


(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2005 (unaudited)


1. Organization

The Berkshire Focus Fund (the "Fund") is a non-diversified series of The Berkshire Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on November 25, 1996. The Fund commenced operations on July 1, 1997. The Fund's investment objective is to seek long-term capital appreciation through investments in equity securities.


2. Significant Accounting Policies

   The following is a summary of the Trust's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share for the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2005 (unaudited)


Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify as a regulated investment company. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

Other - Accounting principles generally accepted in the United States require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.


3. Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended June 30, 2005 were $27,448,818 and $36,119,516, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

The following information is based upon the federal income tax cost of port-folio investments as of December 31, 2004:

              Gross unrealized appreciation       $    5,094,687
              Gross unrealized depreciation             (395,956)
              --------------------------------------------------
              Net unrealized appreciation         $    4,698,731
              ==================================================

              Federal income tax cost             $   24,710,689

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2005 (unaudited)


The Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2004, the Fund had the following capital loss carry-forwards for tax purposes:

             Capital Loss Carryforward         Date of Expiration
             ----------------------------------------------------
                  $      542,380                     12/31/12
                  $   10,452,456                     12/31/11
                  $   56,400,653                     12/31/10
                  $  292,752,183                     12/31/09
                  $   63,553,796                     12/31/08

4. Related Party Transactions, Investment Advisory and Administrative Fees

Certain Officers and Trustees of the Trust are also Officers and Directors of Berkshire Capital Holdings, Inc. ("Berkshire Capital").

The Fund has an Investment Advisory Agreement (the "Advisory Agreement") and a separate Administration Agreement with Berkshire Capital. Under the Advisory Agreement, Berkshire Capital will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of the port-folio. For the services it provides under the Advisory Agreement, Berkshire Capital receives a fee accrued each calendar day (including weekends and holidays) at a rate of 1.50% per annum of the daily net assets of the Fund. Under the Administration Agreement, Berkshire Capital renders all adminis-trative and supervisory services of the Fund, as well as facilities furnished and expenses assumed. For these services, Berkshire Capital receives a fee at the annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of average net assets from $50 million to $200 million, 0.40% of average net assets from $200 million to $500 million, 0.35% of average net assets from $500 million to $1 billion and 0.30% of average net assets in excess of $1 billion. Such fee is computed as a percentage of the Fund's daily net assets and is accrued each calendar day (including weekends and holidays). For the six months ended June 30, 2005, Berkshire Capital was paid an invest-ment advisory fee of $160,763 and an administration fee of $53,588 from the Fund. The amount due to Berkshire Capital for these fees at June 30, 2005 totaled $32,090.


5. Beneficial Ownership Disclosure

Beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under
Section 2(a)(9)  of  the  Investment Company Act of 1940. As of June 30, 2005,
Charles Schwab & Co., Inc. was a record owner of 25.84% of the Fund. As a record owner of more than 25% of the voting securities of a fund, there is not necessarily a presumption of control of the fund.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2005 (unaudited)


6. Distributions to Shareholders

There were no distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004. As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                 $             0
Undistributed long-term capital gain (accumulated losses)        (423,701,468)
Unrealized appreciation (depreciation)                              4,968,731
-----------------------------------------------------------------------------
Total accumulated earnings (deficit)                          $  (418,732,737)
=============================================================================

The difference between the acquisition cost and the federal income tax cost of unrealized appreciation is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.


7. Change of Accountants

On February 6, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Fund of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 8, 2004, the Fund's Audit Committee and Board of Trustees selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending December 31, 2004, to be effective upon the resignation of McCurdy.

On March 23, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's report dated January 3, 2004 on The Berkshire Focus Fund's financial statements for the fiscal year ended December 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the period January 3, 2004 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its report on the Fund's financial statements for such period.

Neither  the Fund nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified trans-action, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regula-tion S-K) or a reportable event (as described in paragraph (a)(1)(v) of said
Item 304).

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


                                EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, administrative fees and interest expense. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on January 1, 2005 and held through June 30, 2005.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire trans-fers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $20.00 fee is charged by the Fund's transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes advisory fees, administrative fees and interest expense. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the per-iod. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of in-vesting in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                              Expenses Paid
                       Beginning           Ending           During the Period*
                     Account Value      Account Value       January 1, 2005 to
                    January 1, 2005     June 30, 2005         June 30, 2005
                    ---------------     -------------       ------------------
Actual                 $1,000.00            $909.00                 $9.56

Hypothetical           $1,000.00          $1,014.78                $10.09
(5% annual return
before expenses)

*Expenses are equal to the Fund's annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                             OTHER INFORMATION

Proxy Voting Guidelines

Berkshire Capital Holdings, Inc., the Fund's Adviser, is responsible for exer-cising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and a record of the Fund's proxy votes for the twelve months ended June 30, 2005 are available without charge, upon request, by calling toll free 1-877-526-0707. They are also available on the Securities and Exchange Commission's ("SEC") Website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                      *
                       -------------------------------
                                    NOTES

         THE BERKSHIRE FUNDS
         475 Milan Drive
         Suite #103
         San Jose, CA 95134
         (Toll-Free) 1-877-526-0707


         BOARD OF TRUSTEES
         Malcolm R. Fobes III, Chairman
         Ronald G. Seger
         Leland F. Smith
         Andrew W. Broer


         INVESTMENT ADVISER
         Berkshire Capital Holdings, Inc.
         475 Milan Drive
         Suite #103
         San Jose, CA 95134


         COUNSEL
         Thompson Hine LLP
         312 Walnut Street
         14th Floor
         Cincinnati, OH 45202


         INDEPENDENT AUDITOR
         Cohen McCurdy, Ltd.
         826 Westpoint Parkway
         Suite #1250
         Westlake, OH 44145


         TRANSFER AGENT
         Mutual Shareholder Services, LLC
         8869 Brecksville Road
         Suite C
         Brecksville, OH 44141


         CUSTODIAN
         U.S. Bank, N.A.
         425 Walnut Street
         Cincinnati, OH 45202


         WEBSITE
         www.berkshirefunds.com

ITEM 2.  CODE OF ETHICS
         Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
         Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
         Not applicable to open-end investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS
         Schedule of Investments is included as part of the report to share-holders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
         Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

         (a) The Registrant's President, Treasurer and Chief Financial Officer has concluded that the Registrant's disclosure controls and pro-cedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the dis-closure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

         (b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Regis-trant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

         (a) (1) Any code of ethics or amendment thereto that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.
                 Not applicable.

             (2) Certification  pursuant  to Section 302 of the Sarbanes-Oxley
                 Act of 2002.
                 Filed herewith.

             (3) Any  written  solicitation  to purchase securities under Rule
                 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
                 Not applicable to open-end investment companies.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.
             Furnished herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly author-ized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: August 31, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: August 31, 2005

                              THE BERKSHIRE FUNDS
                         EXHIBIT INDEX FOR FORM N-CSR
                         AS FILED ON AUGUST 31, 2005

                                 EXHIBIT INDEX

A. Certification pursuant to Section 302
   of the Sarbanes-Oxley Act of 2002................................EX.99.CERT

B. Certification pursuant to Section 906
   of the Sarbanes-Oxley Act of 2002............................EX.99.906.CERT